Mortgage Servicing Rights - Rollforward of Mortgage Servicing Rights (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Activity for residential first mortgage MSRs
Balance, beginning of period	$ 3,530	$ 5,042
Additions	637	707
Sales	(393)	(61)
Amortization of expected cash flows	(874)	(927)
Impact of changes in interest rates and other market factors	41	(1,191)
Model and other cash flow assumption changes:
Projected cash flows, including changes in costs to service loans	100	(163)
Impact of changes in the Home Price Index	(13)	(25)
Impact of changes to the prepayment model	(10)	243
Other model changes	69	(95)
Balance, end of period	3,087	3,530
Mortgage loans serviced for investors (in billions)	394,000	490,000
Option adjusted spread due to MSR model recalibration		127
Consumer Portfolio Segment | United States
Activity for residential first mortgage MSRs
Balance, beginning of period	3,300
Model and other cash flow assumption changes:
Balance, end of period	2,700	3,300
Consumer Portfolio Segment | Non United States
Activity for residential first mortgage MSRs
Balance, beginning of period	259
Model and other cash flow assumption changes:
Balance, end of period	$ 407	$ 259